Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) - Estimated Useful Lives of Property Plant and Equipment
	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2012
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease	Shorter of leasehold improvement life or remaining term of lease